U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 31, 2009

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the DSM Large Cap Growth Fund

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your August 12, 2009 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 347 to its registration statement.  PEA No. 347 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on June 15, 2009, and is designated to become effective on August 31, 2009.  The purpose of PEA No. 347 was to register a new series with the Trust, the DSM Large Cap Growth Fund (the “Fund”), managed by DSM Capital Partners, LLC (the “Advisor”).  The Trust is filing this PEA No. 357 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.  This PEA No. 357 will become effective simultaneously with PEA No. 347 on August 31, 2009.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectus (Summary Section)
Please note that references to the “Prospectus” refer to both Prospectuses for the Retail and the Institutional Classes.

1.	Before using the Summary Prospectus, please provide a sample of the legend the Fund intends to disclose pursuant to Rule 497K.

The Trust intends to use the following legend at the top of the Fund’s Summary Prospectus when it files the document pursuant to Rule 497K:

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.dsmfunds.com.  You may also obtain this information at no cost by calling 1-877-862-9555 or by sending an e-mail request to fulfillment@dsmcapital.com.  The Fund's Prospectus and Statement of Additional Information, both dated August 31, 2009, are incorporated by reference into this Summary Prospectus.

2.	On page 1 of the Prospectus, please delete footnote 1 to the fee table and insert the information parenthetically in the table.

The Trust responds by making the change as suggested.

3.	On page 1 of the Prospectus, please delete the second sentence in footnote 2 to the fee table.

The Trust responds by making the change as suggested.

4.
On page 1 of the Prospectus, regarding footnote 3 to the fee table, please briefly explain who may cancel the Operating Expense Limitation Agreement and under what circumstances the Agreement may be canceled.

The Trust responds by adding a sentence to page 7 of the Prospectus under “Fund Expenses” that reads as follows: “The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.”

5.	On page 1 of the Prospectus in the “Example” section narrative, please delete the phrase “that dividends and distributions are reinvested” from the third sentence of the paragraph.

The Trust responds by making the change as suggested.

6.
On page 1 of the Prospectus in the “Example” section narrative, if there is only one expense limitation in effect, please rephrase the parenthetical to refer to “the” contractual expense limitation rather than “all” contractual expense limitations.

The Trust responds by making the change as suggested.

7.
On page 1 of the Prospectus in the section entitled “Portfolio Turnover,” please italicize the sub-heading “Portfolio Turnover” so that it is clear that the section is a sub-section of Fees and Expenses.  Additionally, please delete the last sentence of the paragraph that states “The Fund anticipates that its portfolio turnover rate will be approximately 75% for the first fiscal year.”

The Trust responds by making the changes as suggested.

8.	On pages 1 and 4 of the Prospectus in the section entitled “Principal Investment Strategies,” please indicate what types of securities are included in equity securities.

The Trust responds by adding clarifying disclosure as follows:

Permissible Securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

9.
On page 1 and 4 of the Prospectus in the section entitled “Principal Investment Strategies,” it states the Fund may also invest up to 20% in stocks of foreign companies.  Please explain what is meant by “stocks.”

The Trust responds by revising the disclosure so that it refers to “equity securities” for consistency.

10.	On page 2 of the Prospectus under “Management Process,” please add a short discussion regarding the Advisor’s sell strategy.

The Trust responds by adding the following sentence to the end of the referenced paragraph:  “The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio.”

11.
On page 2 of the Prospectus under the “Principal Risks,” please consider deleting the phrase “industry or sectors” in the fifth bulleted risk item and consider using a different word than “diversified” in the sixth bulleted risk item.

The Trust responds by deleting the phrase “industry or sectors” as suggested and by replacing the word diversified with “spread” in the sixth bulleted risk discussion.

12.	On page 2 of the Prospectus under “Management,” please provide clarification indicating that the portfolio managers are indeed Co-Chief Investment Officers of DSM Capital Partners, LLC.

The Trust responds by adding the phrase “of the Advisor” after the Portfolio Managers’ titles.

13.	On page 3 of the Prospectus under “Purchase and Sale of Fund Shares,” please delete the parenthetical regarding redemptions by telephone.

The Trust responds by deleting the referenced parenthetical.

14.	On page 3 of the Prospectus under “Tax Information,” conform the text so that it matches the exact wording of the Form N-1A.

The Trust responds by conforming the text to match the exact wording of the Form N-1A as follows:

~~If you are subject to taxes, tT~~he Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  ~~Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.~~

Prospectus (More About the Fund’s Investment Strategies and Risks)

15.	On page 4 of the Prospectus under “Management Process,” please provide a plain English definition of “bottom up”.

The Trust responds by adding disclosure which indicates that the “bottom up” process is further explained in the next paragraph.

16.	Please confirm that all of the “Principal Risks” described on pages 5 and 6 are summarized on page 2 of the Prospectus.

The Trust responds by confirming that all of the risks described on pages 5 and 6 of the Prospectus are now summarized on page 2.

17.
On page 6 of the Prospectus it describes the Fund’s “Sector-Focus Risk.”  Please explain supplementally how the categories described (i.e., consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services) qualify as “sectors” rather than “industries.”

The Trust explains supplementally that the categories listed above are commonly known as the broader categories (i.e., sectors) in which industries subsist.  For instance, industries within the Financials Sector would be (1) diversified financials, (2) insurance, (3) capital markets, and (4) REITs.  Industries within the Healthcare Sector would be (1) biotech, (2) pharmaceuticals, (3) healthcare providers and services, and (4) healthcare equipment and suppliers.  The Fund may choose to invest more than 25% in a sector as long as it does not invest more than 25% of its assets in any one industry as indicated by its fundamental investment restriction discussed in the SAI.

Prospectus (Management of the Fund)

18.
On page 8 of the Prospectus under “The Advisor’s Prior Performance” in the first sentence of the first paragraph, please clarify that all discretionary accounts and funds managed by the Advisor with substantially similar investment objectives, policies and strategies are included.

The Trust responds by inserting the word “all” in the first sentence as suggested.  The Trust also notes supplementally that the Advisor does not manage any funds other than the Fund.

19.	Please consider changing the name of the managed accounts composite so that it will not be confused with the name of the Fund.

The Trust responds by renaming the managed accounts composite from “DSM Large Cap Growth Managed Account Composite” to “Advisor Managed Account Composite.”

20.	In the fifth paragraph under “The Advisor’s Prior Performance,” please consider adding clarification that the performance results referred to are the ones “shown below.”

The Trust responds by revising the last sentence as suggested by inserting the words “shown below” as follows:

In addition, the operating expenses incurred by the managed accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the ~~managed accounts~~ Advisor Managed Account Composite shown below are greater than what the Fund’s performance would have been.

21.	In the table illustrating the performance return figures, please correct the heading so that it reads “Annual Periods Ending December 31, 2008” not “Annualized Periods Ending December 31, 2008.”

The Trust responds by changing the heading of the referenced table to “Average Annual Total Returns.”  The Trust has confirmed that the numbers provided are indeed average annual numbers, not annual period numbers.

22.
In the table illustrating the performance return figures, please clarify whether the return shown are performance figures for individual years (i.e., Year 1, Year 2, Year 3…) or whether the returns are cumulative average returns ending December 31, 2008 (i.e., 1-Year, 2-Year, 3-Year…).  If the returns shown are for individual years, please be sure to include cumulative average returns for the 3-Year and 5-Year periods ending December 31, 2008 and change the reference to Year 1, Year 2, Year 3, etc.

The Trust notes that as stated above in response to Comment no. 21, the Advisor has confirmed that the performance figures shown are average annual returns ending December 31, 2008.  Accordingly, the figures for the 3- and 5-Year periods ending December 31, 2008 are contained within the table and the “1-Year, 2-Year, 3-Year” references are accurate as shown.

23.
The table reflects returns of both the Russell 1000® Growth Index and the S&P 500® Index.  Please explain supplementally why both indices are shown.  Which one, if any, does the Advisor intend to use as a benchmark for the Fund?

The Trust responds supplementally by explaining that the Advisor believes both benchmarks are appropriate for the strategy of the Advisor Managed Account Composite and the Fund.  The Russell 1000® Growth Index provides a benchmark for large “growth-type” securities and the S&P 500® Index provides a benchmark for the recognized universe of the largest 500 securities.  The Advisor will likely use the S&P 500® Index as its primary benchmark and the Russell 1000® Growth Index as a secondary benchmark.

24.	Please confirm that the reference to the inception date of January 1, 2002 was the date the Advisor started managing the Advisor Managed Account Composite.

The Trust responds supplementally with confirmation from the Advisor that January 1, 2002 was the date the Advisor started managing the Advisor Managed Account Composite.

25.	In footnote 1 to the table, please consider spelling out the abbreviation AUM.

The Trust responds by making the suggested change.

26.	In the sentence providing the year-to-date return after the table, please update the reference to provide the return figure as of June 30, 2009.

The Trust responds by making the suggested change.

Prospectus (Shareholder Information)

27.
On page 11 of the Prospectus under “Purchase by Mail,” it states that the Fund “also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.”  Please explain supplementally whether the Fund accepts shareholder trades during the 5-day period.

The Trust responds by confirming that shareholders are not permitted to make trades while the Fund is waiting for clarifying information.

28.	On page 12 of the Prospectus under “Purchases Placed with Financial Intermediaries,” in the second sentence, please delete the phrase “and accepted by the Fund.”

The Trust responds by making the suggested change.

29.	In the last sentence of the first paragraph under “How to Redeem Shares,” please make it clear that request can be received by the transfer agent or the financial intermediary.

The Trust responds by making the suggested change.

30.	Under “How to Redeem Shares” please use the defined term “financial intermediary” rather than “brokers.”

The Trust responds by making the suggested change.

31.	In the second paragraph under “Pricing Fund Shares,” please capitalize “financial intermediary” as it is a defined term.

The Trust responds by making the suggested change.

32.	In the “Financial Highlights” section, please clarify that the Fund’s semi-annual report will be available “free of charge”.

The Trust responds by making the suggested change.

Statement of Additional Information

33.	On page B-4 of the SAI at the end of the second paragraph in the “Exchange-Traded Funds” discussion, please indicate that shares will instead be purchased on the secondary market.

The Trust responds by adding additional disclosure as follows:

The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF, but will instead purchase and sell shares on the secondary market.

34.
Please provide additional disclosure within the SAI with respect to the Fund’s ability to purchase repurchase agreements and reverse repurchase agreements and indicate the Fund’s maximum percentage allowable for investment.  Explain that reverse repurchase agreements are a form of “borrowing.”

The Trust responds by adding additional disclosure as requested.  The Trust confirms that the Fund will not engage in reverse repurchase agreements.  Additionally, the Trust has revised its SAI disclosure to indicate that the Fund does not intend to invest more than 15% of its assets in repurchase agreements.

35.	Please consider moving the last sentence of Fundamental Investment restriction number 1 to Fundamental Investment restriction number 6.

The Trust responds by making the suggested changes.

36.	Regarding Fundamental Investment restriction number 3, please add the phrase “or group of industries” before the parenthetical.

The Trust responds by making the suggested change as follows:

Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);

Part C

37.	Please be sure to add all outstanding exhibits including:
•  Legality of Shares Opinion
•  Auditor’s Consent
•  Advisory Agreement
•  Operating Expense Limitation Agreement
•  Rule 12b-1 Plan
•  Multiple Class Plan

The Trust responds by filing all required exhibits.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP